Business combinations	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about business combination [abstract]
Business combinations	Business combinations
ShopKeep
On November 25, 2020, the Company acquired all of the outstanding shares of ShopKeep Inc. and its affiliates ("ShopKeep"), a cloud commerce platform provider based in New York City.
The fair value of consideration transferred of $553,720 consisted of $134,055 cash paid on the closing date, net of cash acquired, and 7,437,452 Common Shares, at a fair value of $51.17 per share at the closing date, which is based on the quoted price of the Common Shares on the NYSE on the closing date. Also included in the fair value of consideration transferred is an amount of $40,432 that was attributable to the replacement awards issued for the assumption of the stock option plan of ShopKeep. Additional cash may be paid by (or returned to) the Company due to a post-closing working capital adjustment.
Transaction costs relating to due diligence fees, legal costs, accounting fees, advisory fees and other professional fees for the fiscal year ended March 31, 2021 amounting to $4,218 were incurred in relation to the acquisition. These amounts have been included in general and administrative expenses in the Company's consolidated statements of loss and comprehensive loss.
In conjunction with the acquisition of ShopKeep, the Company assumed the ShopKeep Inc. Amended and Restated 2011 Stock Option and Grant Plan (the “ShopKeep Plan”) by converting the options to purchase shares in the capital of ShopKeep outstanding under the plan as of closing for options to purchase Common Shares of the Company. A value of $40,432 has been allocated to the purchase price, and a pre-forfeiture estimated amount of stock-based compensation expense of $13,876 for the Company will be taken over the two years following the acquisition in relation to post-combination services to be provided by ShopKeep executives and employees.
A total of $10,989 of assumed accounts payable and accrued liabilities included in the liabilities assumed presented below related to transaction costs of ShopKeep prior to closing and was settled during the fiscal year ended March 31, 2021.
The results of operations of ShopKeep have been consolidated with those of the Company as at November 25, 2020. The acquisition has been accounted for as a business combination in accordance with IFRS 3, Business Combinations, using the acquisition method whereby the net assets acquired and the liabilities assumed are recorded at fair value. The preliminary purchase price allocation was based on management’s best estimates of the fair values of ShopKeep’s assets and liabilities as at November 25, 2020.
The following table summarizes the allocations of the consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Current assets	$
Cash	11,267
Trade receivables and other assets	3,197
Merchant cash advances	1,531

15,995

Property and equipment	765
Goodwill	474,350
Customer relationships	83,000
Software technology	13,400
Other long-term assets	122

Total assets	587,632

Current liabilities
Accounts payable and accrued liabilities	18,228
Deferred revenue	4,417

Total liabilities	22,645

Fair value of net assets acquired	564,987
Less: Cash acquired	11,267

Fair value of net assets acquired, less cash acquired	553,720

Paid in Common Shares of the Company	380,574
Paid in cash	134,055
Value of replacement awards issued	40,432
Receivable from ShopKeep (already partially received)	1,341
The goodwill related to the acquisition of ShopKeep is composed of the benefits of increasing our strategic position by expanding our market presence, expected synergies in utilizing ShopKeep technology in the Company’s product offerings, and integrating an assembled workforce that does not qualify for separate recognition. The goodwill is not deductible for tax purposes.
Right-of-use assets and lease liabilities of $7,019 were recorded by Lightspeed on the acquisition date of ShopKeep.
The allocation of the purchase price to assets acquired and liabilities assumed was based upon a preliminary valuation and may be subject to adjustment during the 12-month measurement period following the acquisition date due to post-closing working capital adjustments.
Upserve
On December 1, 2020, the Company acquired the business of Al Dente Intermediate Holdings, LLC and its subsidiaries (“Upserve”), a cloud-based restaurant management software company based in Rhode Island, through the acquisition of all the issued and outstanding shares of Al Dente Topco, Inc.
The fair value of consideration transferred of $411,364 consisted of $98,921 cash paid on the closing date, net of cash acquired, and 5,895,365 Common Shares, at a fair value of $52.62 per share at the closing date, which is based on the quoted price of the Common Shares on the NYSE on the closing date. An amount of $2,000 was treated as a holdback that was released to Upserve during the fiscal year ended March 31, 2021.
Transaction costs relating to due diligence fees, legal costs, accounting fees, advisory fees and other professional fees for the fiscal year ended March 31, 2021 amounting to $2,290 were incurred in relation to the acquisition. These amounts have been included in general and administrative expenses in the Company's consolidated statements of loss and comprehensive loss.
A total of $20,489 of assumed accounts payable and accrued liabilities included in the liabilities assumed presented below related to transaction costs of Upserve prior to closing, and was settled during the fiscal year ended March 31, 2021.
The results of operations of Upserve have been consolidated with those of the Company as at December 1, 2020. The acquisition has been accounted for as a business combination in accordance with IFRS 3, Business Combinations, using the acquisition method whereby the net assets acquired and the liabilities assumed are recorded at fair value. The preliminary purchase price allocation was based on management’s best estimates of the fair values of Upserve's assets and liabilities as at December 1, 2020.
The following table summarizes the preliminary allocations of the consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Current assets	$
Cash	15,652
Accounts receivable and other assets	2,512

18,164

Property and equipment	376
Goodwill	339,317
Customer relationships	82,499
Software technology	18,300
Other long-term assets	123

Total assets	458,779

Current liabilities
Accounts payable and accrued liabilities	28,371
Deferred revenue	3,392

Total liabilities	31,763

Fair value of net assets acquired	427,016
Less: Cash acquired	15,652

Fair value of net assets acquired, less cash acquired	411,364

Paid in Common Shares of the Company	310,214
Paid in cash	98,921
Payable to Upserve (already settled)	2,229
The goodwill related to the acquisition of Upserve is composed of the benefits of increasing our strategic position by expanding our market presence, expected synergies in utilizing Upserve technology in the Company’s product offerings, and integrating an assembled workforce that does not qualify for separate recognition. The goodwill is not deductible for tax purposes.
Right-of-use assets and lease liabilities of $420 were recorded by Lightspeed on the acquisition date of Upserve.
The allocation of the purchase price to assets acquired and liabilities assumed was based upon a preliminary valuation and may be subject to adjustment during the 12-month measurement period following the acquisition date due to post-closing working capital adjustments.
If the acquisitions of ShopKeep and Upserve had occurred on April 1, 2020, the Company estimates that revenues of the combined entities would have been $282,075 and net loss of the combined entities would have been $153,380 for the year ended March 31, 2021. The amounts of revenues and net loss contributed by ShopKeep and Upserve from the dates of acquisition and included in the Company's consolidated statements of loss and comprehensive loss for the fiscal year ended March 31, 2021 are $39,452 and $21,102, respectively.